Summary of significant accounting policies - Prepayments, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of significant accounting policies
Provision for doubtful debts recognized	$ 0	$ 117,000	$ 0